Offerings - Offering: 1	Jul. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	19,352
Proposed Maximum Offering Price per Unit	16.41
Maximum Aggregate Offering Price	$ 317,566.32
Fee Rate	0.01381%
Amount of Registration Fee	$ 43.86
Offering Note	The number of shares of QXO common stock being registered is based on the number of shares of QXO, Inc. ("QXO") common stock that may be issued upon the vesting and settlement of restricted stock unit awards subject to service-based vesting requirements and restricted stock unit awards subject to performance-based vesting requirements granted under the TopBuild Corp. Amended and Restated 2015 Long Term Stock Incentive Plan and assumed by QXO in connection with its acquisition of TopBuild Corp. ("TopBuild") that are currently outstanding and held by former employees of TopBuild and its subsidiaries, as adjusted by multiplying the number of shares of TopBuild common stock underlying such restricted stock units by 20.200, the ratio under which shares of QXO common stock were issued in exchange for shares of TopBuild common stock to TopBuild stockholders that elected stock consideration pursuant to the terms of that certain Agreement and Plan of Merger, dated as of April 18, 2026, among QXO, Titanium MergerCo, Inc. and Titanium MergerCo 2, LLC, each a wholly owned subsidiary of QXO, and TopBuild. Pursuant to Rule 416 under the Securities Act of 1933, to the extent additional shares of QXO common stock may be issued or issuable as a result of a stock split or other distribution declared at any time by QXO's Board of Directors while this registration statement is in effect, this registration statement is hereby deemed to cover all of such additional common stock. Estimated solely for the purpose of determining the registration fee in accordance with Rule 457(h) under the Securities Act of 1933 on the basis of $16.41 per share, which is the average of the high and low prices of QXO common stock on the New York Stock Exchange on June 24, 2026.